Subsequent Events (Details) - $ / shares	1 Months Ended
	Nov. 27, 2024	Jul. 31, 2024
Pan American Energy (“PAE”)
Subsequent Event [Line Items]
FLNG deployment project, term		20 years
Subsequent event
Subsequent Event [Line Items]
Common stock, dividends, per share, declared (in USD per share)	$ 0.25